Personnel expenses - Disclosure of Movements in the Number of All Isues RSUs, PSUs and Share Options (Details)	12 Months Ended
	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares SFr / shares
Personnel Expenses [Abstract]
Number of instruments outstanding, beginning of period (in shares) | shares	915,163	1,005,255
Number of instruments granted (in shares) | shares	260,055	301,124
Number of instruments forfeited, performance adjustment (in shares) | shares	(1,022)	(27,956)
Number of instruments forfeited (in shares) | shares	(66,518)	(84,679)
Number of instruments expired (in shares) | shares	0	0
Number of instruments exercised (in shares) | shares	(145,656)	(278,581)
Number of instruments outstanding, end of period (in shares) | shares	962,022	915,163
Weighted average exercise price of instruments outstanding at beginning of period (in CHF per share)	SFr 2.74	SFr 3.32
Weighted average exercise price of instruments granted (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments forfeited, performance adjustment (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments forfeited (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments expired (in CHF per share)	0	0
Weighted average exercise price of instruments exercised (in CHF per share)	1.85	3.05
Weighted average exercise price of instruments outstanding at end of period (in CHF per share)	SFr 2.35	SFr 2.74
Number of share options outstanding at beginning of period (in shares) | shares	382,059	560,250
Number of share options granted (in shares) | shares	0	0
Number of share options forfeited, performance adjustment (in shares) | shares	0	0
Number of share options forfeited (in shares) | shares	0	0
Number of share options expired (in shares) | shares	0	0
Number of share options exercised (in shares) | shares	(63,157)	(178,191)
Number of share options outstanding at end of period (in shares) | shares	318,902	382,059
Weighted average exercise price of share options outstanding at beginning of period (in CHF per share)	SFr 6.42	SFr 5.87
Weighted average exercise price of share options granted (in CHF per share)	0	0
Weighted average exercise price of share options forfeited, performance adjustment (in CHF per share)	0	0
Weighted average exercise price of share options forfeited (in CHF per share)	0	0
Weighted average exercise price of share options expired (in CHF per share)	0	0
Weighted average exercise price of share options exercised (in CHF per share)	4.14	4.70
Weighted average exercise price of share options outstanding at end of period (in CHF per share)	SFr 6.87	SFr 6.42
Number of PSU and RSU outstanding at beginning of period (in shares) | shares	533,104	445,005
Number of RSU and PSU granted (in shares) | shares	260,055	301,124
Number of PSU and RSU forfeited, performance adjustment (in shares) | shares	(1,022)	(27,956)
Number of PSU and RSU forfeited (in shares) | shares	(66,518)	(84,679)
Number of PSU and RSU expired (in shares) | shares	0	0
Number of PSU and RSU exercised (in shares) | shares	(82,499)	(100,390)
Number of PSU and RSU outstanding at end of period (in shares) | shares	643,120	533,104
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share)	SFr 0.10	SFr 0.10
Weighted average exercise price of PSU and RSU granted (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU forfeited, performance adjustment (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU forfeited (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU expired (in CHF per share)	0	0
Weighted average exercise price of PSU and RSU exercised (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share)	0.10	0.10
Weighted average share price, at date of exercise (in CHF per share)	SFr 19.87	SFr 19.73